Leases (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Leases
Schedule of Right-of-use Lease Assets and Lease Liabilities

Right-of-use lease assets and lease liabilities that are reported in the Company’s condensed consolidated balance sheet as of June 30, 2024 and March 31, 2024 are as follows:

	As of June 30, 2024	As of March 31, 2024
Operating lease, right-of-use assets, net	$4,388	$4,466

Current portion of long-term operating lease	1,509	1,572
Long-term operating lease	2,925	2,917
Total operating lease liabilities	$4,434	$4,489

Right-of-use lease assets and lease liabilities that are reported in the Company’s consolidated balance sheet as of March 31, 2024 and 2023 are as follows:

	As of March 31,
	2024	2023
Operating lease, right-of-use assets, net	$4,466	$2,604

Current portion of long-term operating lease	1,572	1,005
Long-term operating lease	2,917	1,621
Total operating lease liabilities	$4,489	$2,626

Schedule of Lease Expense

Lease expense for lease payments is recognized on a straight-line basis over the lease term. The expense is presented within Selling, general, and administrative expense. The components of lease expense related to the Company’s lease for the three months ended June 30, 2024 and 2023 were:

	For the Three Months Ended June 30,
	2024	2023
Fixed operating lease costs	$501	$425
Short-term lease costs	13	13
Total lease cost	$514	$438

Lease expense for lease payments is recognized on a straight-line basis over the lease term. The expense is presented within Selling, general, and administrative expense. The components of lease expense related to the Company’s lease for the years ended March 31, 2024 and 2023 were:

	Years Ended March 31,
	2024	2023
Fixed operating lease costs	$1,766	$1,604
Short-term lease costs	13	—
Total lease cost	$1,779	$1,604

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

	For the Three Months Ended June 30,
	2024	2023
Operating cash flows included in the measurement of lease liabilities	$(484)	$(426)
Non-cash lease activity related to right-of-use assets obtained in exchange for new operating lease liabilities	136	69
Other non-cash changes to ROU assets due to reassessment of the lease term	344	—

Supplemental cash flow information related to leases was as follows:

	Years Ended March 31,
	2024	2023
Operating cash flows included in the measurement of lease liabilities	$(1,786)	$(1,659)
Non-cash lease activity related to right-of-use assets obtained in exchange for new operating lease liabilities	406	128
Other non-cash changes to ROU assets due to reassessment of the lease term	2,946	—

Schedule of Weighted Average Remaining Lease Term and Discount Rate

The weighted average remaining lease term and discount rate for the Company’s operating leases as of June 30, 2024 and March 31, 2024 were:

	As of June 30, 2024	As of March 31, 2024
Weighted-average remaining lease term (in years)	2.52	2.63
Weighted-average discount rate	4.00%	4.00%

The weighted average remaining lease term and discount rate for the Company’s operating leases as of March 31, 2024 and 2023 were:

	2024	2023
Weighted-average remaining lease term (in years)	2.63	2.77
Weighted-average discount rate	4.00%	4.00%

Schedule of Maturities of Operating Lease Liabilities

As of June 30, 2024, maturities of operating lease liabilities for each of the following five years ending March 31 and a total thereafter were as follows:

Operating Leases
2025	$1,291
2026	1,225
2027	1,006
2028	1,001
2029	214
2030	8
Thereafter	—
Total lease payments	4,745
Less: imputed interest	(311)
Total lease liability	$4,434

As of March 31, 2024, maturities of operating lease liabilities for each of the following five years ending March 31 and a total thereafter were as follows:

Operating Leases
2025	$1,717
2026	1,181
2027	899
2028	893
2029	111
Thereafter	—
Total lease payments	4,801
Less: imputed interest	(312)
Total lease liability	$4,489